COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Legal matters

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. Other than discussed below, we are not currently a party to any other legal proceeding that we believe would have a material adverse effect on our business, financial condition, or operating results.

Disputes Between ELRAC LLC and Enterprise Leasing Company of Philadelphia, LLC on the one hand, and Prime EFS, LLC on the other hand

In 2021 and as of December 31, 2021, the Company’s prior subsidiary, Prime EFS, LLC (“Prime EFS”), was a party to an arbitration with two companies, ELRAC LLC (“ELRAC”), and Enterprise Leasing Company of Philadelphia, LLC (“ELC”).

As previously disclosed, since the Company deconsolidated Prime EFS effective with the filing of executed Deeds of Assignment for the Benefit of Creditors in September 2021, as of December 31, 2021, the Company’s consolidated balance sheet no longer included an accrual for this matter.

Solely to avoid the expense and distraction of the matter, on February 15, 2022, the Company and Prime EFS, on the one hand, and ERLAC and ELC, on the other hand, agreed in principle to settle the above matter for a single payment, by TLSI, to ERLAC and ELC, in an immaterial amount. Pursuant to the settlement, on March 31, 2022, the Company and Prime, on the one hand, and ERLAC and ELC, on the other hand, exchanged mutual general releases, thereby releasing and discharging any and all claims between the Company, Prime EFS and their affiliates, on the one hand, and ERLAC, ELC and their affiliates, on the other hand. In connection with this settlement, the Company shall pay $30,000 to ERLAC, ELC and their affiliates which as December 31, 2021 has been accrued and included in accrued expenses on the accompanying consolidated balance sheets.

Bellridge Capital, L.P. v. TLSI and Mercadante

By letter dated April 28, 2020, a prior investor in the Company, Bellridge Capital, L.P. (“Bellridge”), claimed that the Company was in breach of its obligations under an August 29, 2019 letter agreement to issue a confession of judgment and to pay Bellridge $150,000 per month against the amounts due under, inter alia, a June 2018 promissory note, as amended. In the April 28, 2020 letter, Bellridge contended that TLSI owed Bellridge $1,978,557.76 with interest accruing daily.

TLSI contends that in an agreement dated August 3, 2020, Bellridge and the Company resolved many of the disputes between them. Among other provisions, Bellridge and the Company agreed upon the balance of all indebtedness owed to Bellridge as of August 3, 2020 under any and all convertible and nonconvertible indebtedness ($2,150,000), a new maturity date on the indebtedness (April 30, 2021), and a price of $0.02 for the conversion of all Bellridge indebtedness into shares of Company Common Stock.

On September 11, 2020, Bellridge nevertheless filed a civil action against TLSI, John Mercadante and Douglas Cerny in the U.S. District Court for the Southern District of New York, captioned Bellridge Capital, L.P. v. Transportation and Logistics Systems, Inc., John Mercadante and Douglas Cerny. The case was assigned Case No. 20-cv-7485. The complaint alleged two separate claims (the first and second claims for relief) for purported violations of section 10(b) of the Securities and Exchange Act of 1934, as amended (the “Exchange Act”), and SEC Rule 10b-5 promulgated thereunder, against the Company, Mr. Mercadante and/or Mr. Cerny; a claim (the third claim for relief) purportedly for control person liability under section 20(a) of the Exchange Act against Messrs. Mercadante and Cerny; a claim (the fourth claim for relief) purportedly for fraudulent inducement against the Company; a claim (the fifth claim for relief) purportedly for breach of an exchange agreement between Bellridge and the Company allegedly dated April 13, 2019 (the “Exchange Agreement”); a claim (the sixth claim for relief) against the Company purportedly for specific performance of the Exchange Agreement; a claim against the Company (the seventh claim for relief) for purported non-payment of a promissory note dated December 26, 2018 pursuant to which the Company borrowed $300,000 and committed to pay Bellridge $330,000 on or by March 15, 2019 plus 10% interest per annum (the “December 2018 Note”); a claim (the eighth claim for relief) purportedly for a declaratory judgment that the Company allegedly failed to comply with a condition precedent to the effectiveness of a subordination agreement (the “Subordination Agreement”) executed and delivered in August 2019; and a claim (the ninth claim for relief) for breach of an assignment agreement, executed on or about July 20, 2018 (the “Partial Assignment Agreement”) in connection with a purchase of 50,000 shares of Company Series A convertible preferred stock, by Bellridge, from third parties.

After discontinuing the foregoing federal action voluntarily and without prejudice, on April 23, 2021, Bellridge filed a civil action in New York Supreme Court, New York County, against TLSI and Mercadante. This mater, the “Bellridge State Court Action,” was assigned civil action number 652728/2021.

The original complaint in the Bellridge State Court Action asserted 11 causes of action: (1) against TLSI, allegedly for breach of a convertible promissory note issued June 18, 2018 (the “June 2018 Note”), seeking $539,114.06 in allegedly unpaid principal plus interest, costs and expenses; (2) against TLSI, also allegedly for breach of the June 2018 Note, seeking $343,000 plus interest, costs and expenses allegedly for TLSI’s purported failure to honor certain conversion notices in timely fashion; (3) against TLSI, allegedly for breach of the December 2018 Note, seeking $196,699 plus interest, costs and expenses; (4) against TLSI, allegedly for breach of a purported obligation to deliver shares of Common Stock under the Exchange Agreement, seeking $3,337,500 plus costs and interest; (5) against TLSI and Mercadante, allegedly for fraud in connection with the Exchange Agreement, seeking $447,500 plus costs and interest; (6) in the alternative to the 5th claim against TLSI and Mercadante, allegedly for negligent misrepresentation in connection with the Exchange Agreement, seeking $447,500 plus costs and interest; (7) against TLSI, allegedly for breach of certain terms relating to the conversion of 31,500 series A preferred shares, seeking not less than $57,960; (8) against TLSI and Mercadante, allegedly for fraudulent inducement of an August 30, 2019 subordination agreement (the “Subordination Agreement”), seeking a declaration annulling the Subordination Agreement; (9) against TLSI, allegedly for failing to provide all consideration recited in a purported side letter allegedly relating to and modifying the Subordination Agreement, seeking a declaration that Bellridge is discharged from its obligations under the Subordination Agreement; (10) against TLSI, allegedly for failing to honor a condition precedent to the subordination side letter, seeking a declaration that Bellridge is discharged from any obligations under the Subordination Agreement; and (11) against TLSI, allegedly for breach of the Subordination Agreement and/or the side letter, seeking damages in an amount to be determined at trial.

It is uncontested (a) that the purchase price under the June 2018 Note was $1,665,000 and (b) that the principal amount of the June 2018 Note was $2,497,503. Hence the June 2018 Note was issued at a 33.33% discount (OID). The June 2018 Note called for the payment of interest computed at the rate of 10% per annum prior to any default. The term of the June 2018 Note was one year. The June 2018 Note calls for the application of New York law. TLSI contends that, since the total interest payable under the Note at issuance (including OID) was more than 40% per annum, for a period of one year, the June 2018 Note was void ab initio under N.Y. Penal Law § 190.40 and cannot be enforced in this action.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

It is also uncontested (a) that the purchase price under the December 2018 Note was $300,000 and (b) that the principal amount of the December 2018 Note was $330,000. Hence the December 2018 Note was issued at a 10% discount (OID). The Note called for the payment of interest computed at the rate of 10% per annum prior to any default. The term of the Note was under 90 days; that is, it was made payable, in full, on March 15, 2019, after which the principal amount increases “by 30%” and default interest is due under the instrument at a rate of 18% per annum (§ 7(b)). The December 2018 Note, by its terms, is governed by New York law. TLSI contends that, since the total interest payable under the Note, over its term of under 90 days, including OID, was more than 40% per annum, the December 2018 Note, like the June 2018 Note, is void under N.Y. Penal Law § 190.40 and cannot be enforced in this action.

TLSI also alleges that, in the Exchange Agreement, Bellridge was able to dictate terms and extract concessions from TLSI that were commercially unreasonable and unconscionable. TLSI alleges that Bellridge was able to do so solely because of Bellridge’s violations of N.Y. Penal Law § 190.40 in July 2018. As such, TLSI believes the Exchange Agreement is null and void under N.Y. Penal Law § 190.40 and cannot be enforced in this action. TLSI further alleges (a) that Bellridge has no damages under the two promissory notes because, giving effect to its conversions and cash payments by TLSI, Bellridge had no out-of-pocket losses and made upward of $500,000 on an investment of $1.92 million; (b) that Bellridge exchanged all its series A preferred for 32,500 shares of TLSI common stock and that TLSI fully honored a notice of conversion regarding the series A shares; (c) that Bellridge exchanged 700,000 of the 1,160,000 shares of Company Common Stock to which it was entitled under the Exchange Agreement into series B preferred; (d) that Bellridge has no actionable claim for breach of the Exchange Agreement inter alia because Bellridge did not even de-legend and seek to sell the 492,500 shares of Company Common Stock which Bellridge concedes were delivered; and (e) that Bellridge has no actionable claim for breach of the Subordination Agreement inter alia because the subordination side letter was merged into the Subordination Agreement and because Bellridge converted all TLSI indebtedness held in July-August 2020 profitably.

On June 4, 2021, TLSI and Mercadante moved to dismiss this action for failure to state a claim and, as to Mercadante, for lack of jurisdiction. On October 20, 2021, the Court decided the MTD, dismissing all claims in the case against both Defendants predicated on fraud and negligent misrepresentation. The Court thereby dismissed the Complaint insofar as alleged against Mercadante. On October 29, 2021, the Company filed its Answer in this case. On November 18, 2021, Bellridge filed an Amended Complaint purporting to revive its claims for fraud and negligent misrepresentation against both Defendants. Both Defendants filed objections to the Amended Complaint as procedurally improper. On December 17, 2021, the Defendants filed a renewed motion to dismiss the Amended Complaint with prejudice. That motion was fully briefed. In February 2022, all proceedings in this action were stayed 60 days to facilitate a mediation.

The Defendants believe they have good defenses to all claims alleged in the matter, including without limitation the defense of usury as outlined above. Based on the early stage of this matter, however, it is not possible to evaluate the likelihood of a favorable or unfavorable outcome, nor is it possible to estimate the amount or range of any potential loss in the matter. If the mediation is unsuccessful, the Company intends to defend this case vigorously.

SCS, LLC v. TLSI

On May 26, 2020, a civil action was filed against the Company in the Supreme Court of the State of New York, New York County, captioned SCS, LLC v. Transportation and Logistics Systems, Inc. The case was assigned Index No. 154433/2020.

The plaintiff in this action, SCS, LLC (“SCS”), alleged it is a limited liability company that entered into a renewable six-month consulting agreement with the Company dated September 5, 2019 and that the Company failed to make certain monthly payments due thereunder for the months of October 2019 through March 2020, summing to $42,000. The complaint alleged claims for breach of contract, quantum meruit, unjust enrichment and account stated.

On July 22, 2020, the Company filed its answer, defenses and counterclaims in this action. Among other allegations, the Company averred that SCS’s claims were barred by its unclean hands and other inequitable conduct, including breach of its duties (i) to maintain the confidentiality of information provided to SCS and (ii) to work only in furtherance of the Company’s interests, not in furtherance of SCS’s own, and conflicting, interests. The Company also averred that SCS’s alleged damages must be reduced by the compensation and other benefits received by Lawrence Sands, founder of SCS, as a W-2 employee of the Company. The Company also averred that the New York Supreme Court lacked subject matter jurisdiction of the action because SCS conceded it is a Florida LLC based in Florida and that the Company is a Nevada corporation based in Florida.

On July 31, 2020, SCS moved for summary judgment in this action. On August 18, 2020, the Company moved to dismiss this action for lack of subject matter jurisdiction. In its motion, among other arguments, the Company asserted that the New York court lacks subject matter jurisdiction because neither party was formed under New York law; neither party maintains an office in the State of New York; the consulting agreement between the parties dated September 5, 2019 was not performed in the State of New York; and the parties anticipated, at the time of contracting, that the bulk of SCS’s consulting services thereunder would be rendered in Florida, not New York.

On November 4, 2020, the Supreme Court, New York County, heard argument on the Company’s motion to dismiss, granted the motion, and denied SCS’s motion for summary judgment as moot (the “Decision”). SCS did not seek reconsideration and/or appeal from the Decision within the prescribed time periods. However, on or about January 14, 2021, SCS refiled this action in the state court in Florida, seeking the same $42,000 in damages.

On February 9, 2021, the Company filed its answer, defenses and counterclaims to the Florida action. Among other things, the Company avers that SCS’s claims are barred by its unclean hands and breaches of its duties under the consulting agreement. SCS filed a motion to strike TLSI’s defenses and counterclaims, and TLSI opposed that application. Those motions remain sub judice.

The Company believes it has substantial defenses to all claims alleged in SCS’s complaint. The Company therefore intends to defend this case vigorously. Trial has been tentatively set for some time in 2022.

Based on the early stage of this matter, it is not possible to evaluate the likelihood of a favorable or unfavorable outcome, nor is it possible to estimate the amount or range of any potential loss in the matter.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

Shareholder Derivative Action

On June 25, 2020, the Company was served with a putative shareholder derivative action filed in the Circuit Court of the 15th Judicial Circuit in and for Palm Beach County, Florida (the “Court”) captioned SCS, LLC, derivatively on behalf of Transportation and Logistics Systems, Inc. v. John Mercadante, Jr., Douglas Cerny, Sebastian Giordano, Ascentaur LLC and Transportation and Logistics Systems, Inc. The action has been assigned Case No. 2020-CA-006581.

The plaintiff in this action, SCS, alleges it is a limited liability company formed by a former chief executive officer and director of the Company, Lawrence Sands. The complaint alleges that between April 2019 and June 2020, the immediately prior chairman and chief executive officer of the Company, Mercadante, the former chief development officer of the Company, Cerny, and, since February 2020, the Company’s then restructuring consultant who is now chairman and chief executive officer of the Company, Giordano, breached fiduciary duties owed to the Company. Prior to becoming CEO, Giordano rendered his services to the Company through the final named defendant in the action, Ascentaur LLC.

Briefly, the complaint alleges that Mercadante breached duties to the Company by, among other things, requesting, in mid-2019, that certain preferred equity holders, including SCS, convert their preferred shares into Company Common Stock in order to facilitate an equity offering by the Company and then not consummating that offering. The complaint also alleges that Mercadante and Cerny caused the Company to engage in purportedly wasteful and unnecessary transactions such as taking merchant cash advances (MCA) on disadvantageous terms. The complaint further alleges that Mercadante and Cerny “issued themselves over two million shares of common stock without consideration.” The complaint seeks unspecified compensatory and punitive damages on behalf of the Company for breach of fiduciary duty, negligent breach of fiduciary duty, constructive fraud, and civil conspiracy and the appointment of a receiver or custodian for the Company.

Company management tendered the complaint to the Company’s directors’ and officers’ liability carrier for defense and indemnity purposes, which coverage is subject to a $250,000 self-insured retention. Each of the individual defendants and Ascentaur LLC has advised that they vigorously deny each and every allegation of wrongdoing alleged in the complaint. Among other things, Mercadante asserts that he made every effort to consummate an equity offering in late 2019 and early 2020 and could not do so solely because of the Company’s precarious financial condition. Mercadante also asserts that he made clear to SCS and other preferred equity holders, before they converted their shares into common stock, that there was no guarantee the Company would be able to consummate an equity offering in late 2019 or early 2020. In addition, Mercadante and Cerny assert that they received equity in the Company on terms that were entirely fair to the Company and entered into MCA transactions solely because no other financing was available to the Company.

On August 5, 2020, all defendants moved to dismiss the complaint for failure to state a claim upon which relief can be granted. Among other things, movants assert that, through this lawsuit, SCS is improperly attempting to second-guess business decisions made by the Company’s Board of Directors, based solely on hindsight (as opposed to any well-pleaded facts demonstrating a lack of care or good faith). Movants also assert that the majority of the claims are governed by Nevada law because they concern the internal affairs of the Company. Movants further assert that, under Nevada law, each of the business decisions challenged by SCS is protected by the business judgment rule. Movants further assert that, even if SCS could rebut the presumption that the business judgment rule applies to all such transactions, SCS has failed to allege facts demonstrating that intentional misconduct, fraud, or a knowing violation of the law occurred, a requirement under Nevada law in order for director or officer liability to arise. Movants further assert that, because SCS’s constructive fraud claim simply repackages Plaintiff’s claims for breach of fiduciary duty, it too must fail. Movants also contend that in the absence of an adequately-alleged independent cause of action, let alone an unlawful agreement between the defendants entered into for the purpose of harming the Company, SCS’s claim for civil conspiracy must also be dismissed. Finally, movants contend that SCS’s extraordinary request that a receiver or custodian be appointed to manage and supervise the Company’s activities and affairs throughout the duration of this unfounded action is without merit inter alia because SCS does not allege the Company is subject to loss so serious and significant that the appointment of a receiver or custodian is “absolutely necessary to do complete justice.”

SCS has a right to file court papers opposing the above motion and thereafter the defendants intend to file reply papers in further support of the motion (the “MTD”). To date, the court has not entered an order scheduling these filings or a hearing on the MTD.

While they hope to prevail on the motion, win or lose, Company management and Ascentaur LLC advise that they intend to mount a vigorous defense to this action, as they believe the action to be entirely bereft of merit.

It is not possible to evaluate the likelihood of a favorable or unfavorable outcome, nor is it possible to estimate the amount or range of any potential loss in the matter.

Frank Mazzola v. TLSI, Prime EFS, et al.

On July 24, 2020, Prime EFS terminated the employment of Frank Mazzola effective that day. On July 27, 2020, Mr. Mazzola filed a Complaint and Jury Demand in the United States District Court for the Southern District of New York in which he named as defendants Prime EFS, the Company, John Mercadante and Douglas Cerny. The case was assigned # 1:20-CV-5788-VM.

On September 1, 2020, Mr. Mazzola served the defendants with a Complaint and Jury Demand that Mr. Mazzola filed in the Superior Court of New Jersey, Law Division, Bergen County, docket number BER-L-004967-20. The Complaint alleged the same claims as those set forth in the Complaint that Mr. Mazzola had filed in the now withdrawn New York federal lawsuit. On September 28, 2020, the defendants removed the New Jersey state court lawsuit to the United States District Court for the District of New Jersey, which has been assigned civil action number 2:20-cv-13387-BRM-ESK. On October 5, 2020, all defendants filed a motion to dismiss each and every claim asserted against them in the New Jersey federal action.

On December 7, 2020, Mr. Mazzola filed an amended complaint in this action (the “AC”) alleging three (3) claims for relief: one for Breach of Contract against Prime EFS; one for “Piercing the Corporate Veil” against the Company; and one for “Fraudulent Inducement” against Messrs. Mercadante and Cerny.

The damages sought by each claim were identical: “approximately $2,000,000, representing $1,040,000 in [alleged] severance”; $759,038.41 in alleged “accrued but unpaid salary”; and non-cash benefits under the alleged executive employment agreement.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

On November 2, 2021, without any payment of money by any party to any other party, all claims and counterclaims in this action were dismissed with prejudice (meaning permanently) and all parties exchanged general releases.

Rosemary Mazzola v. TLSS and Douglas Cerny

On September 19, 2020, attorneys for Frank Mazzola’s mother, Rosemary Mazzola, filed an action in the United States District Court for the Southern District of New York against the Company and Douglas Cerny. The case was assigned docket number 1:20-cv-7582 and assigned to USDJ Gregory H. Woods. In this action, Ms. Mazzola claims that the Company entered into and breached an unspecified contract by failing to pay her $94,000. In addition, the complaint claims that, although he was not a party to the unspecified contract, Mr. Cerny falsely represented that the Company intended to “repay” Ms. Mazzola $94,000 plus interest. The complaint seeks $94,000 from each defendant, plus late fees, costs, prejudgment interest and attorneys’ fees and, from Mr. Cerny, punitive damages in an unspecified amount. The complaint also alleges claims for account stated and breach of implied warranty of good faith and fair dealing, allegedly premised on the same indebtedness.

On November 23, 2020, counsel for Ms. Mazzola filed an Amended Complaint in this action, dropping Mr. Cerny and adding Prime EFS, LLC as a party. The new pleading demanded $209,000 rather than the $94,000 in damages previously alleged.

On November 2, 2021, without any payment of money by any party to any other party, all claims and counterclaims in this action were dismissed with prejudice (meaning permanently) and all parties exchanged general releases.

Jose R. Mercedes-Mejia v. Shypdirect LLC, Prime EFS LLC et al.

On August 4, 2020, an action was filed against Shypdirect, Prime EFS and others in the Superior Court of New Jersey for Bergen County captioned Jose R. Mercedes-Mejia v. Shypdirect LLC, Prime EFS LLC et al. The case was assigned docket number BER-L-004534-20. In this action, the plaintiff seeks reimbursement of his medical expenses and damages for personal injuries following an accident with a box truck leased by Prime EFS and being driven by a Prime EFS employee, in which the plaintiff’s ankle was injured. Plaintiff has thus far transmitted medical bills exceeding $789,000. Prime EFS and Shypdirect have demanded their vehicle liability carrier assume the defense of this action. To date, the carrier has not done so, allegedly inter alia because the box truck was not on the list of insured vehicles at the time of the accident.

On November 9, 2020, Prime EFS and Shypdirect filed their answer to the complaint in this action and also filed a third-party action against the insurance company in an effort to obtain defense and indemnity for this action.

On May 21, 2021, Prime EFS and Shypdirect also filed in action in the Supreme Court, State of New York, Suffolk County (the “Suffolk County Action”), seeking defense and indemnity for the Mercedes-Mejia action from the insurance brokerage, Acrisure LLC, which sold the County Hall insurance policy to Prime.

On August 19, 2021, the Plaintiff filed a motion for leave to file a first amended complaint to name four (4) additional parties as defendants – TLSI, Shyp CX, Inc., Shyp FX, Inc. and Cougar Express, Inc. On September 16, 2021, each of these entities filed papers in opposition to this motion.

On September 24, 2021, the Court granted Plaintiff’s motion for leave to amend the complaint herein, thus adding TLSI, Shyp CX, Inc., Shyp FX, Inc. and Cougar Express, Inc. as Defendants. On October 22, 2021, Acrisure stipulated to consolidate the Suffolk County Action into and with the Bergen County action. On November 22, 2021, all Defendants filed their Answer to the First Amended Complaint. On November 3, 2021, Prime EFS and Shypdirect refiled their Third-Party Complaint against Acrisure in the Bergen County action. On December 23, 2021, Acrisure filed its Answer to the Third-Party Complaint, denying its material allegations.

Under the currently operative pre-trial order, the discovery period in this action has been extended to August 5, 2022. All Defendants in this action intend to vigorously defend themselves in this action and to pursue the third-party actions against both County Hall and Acrisure. However, owing to the early stage of this action, we cannot evaluate the likelihood of an adverse outcome or estimate the Company’s liability, if any, in connection with this claim.

Valesky v. Prime EFS, Shypdirect and TLSS

Plaintiff, an ex-dispatcher for Prime EFS, brought this action in the U.S. District Court for the District of New Jersey under the Family and Medical Leave Act of 1993 and the New Jersey Law Against Discrimination seeking unspecified compensatory and punitive damages. Plaintiff alleged that she was fired while still in a neck brace. On December 22, 2020, the plaintiff filed an amended complaint in this action adding the Company and Shypdirect as defendants on joint employer and/or alter ego theories. In April 2021, the Company settled this matter with prejudice in April 2021 for a cash payment of $35,000.

Dispute between Patrick Nicholson and Prime EFS

As previously reported, by letter dated October 9, 2020, attorneys representing Patrick Nicholson alleged that Prime EFS is in default of its payment obligations under a “10% Senior Secured Demand Promissory Note” issued February 13, 2019, in the principal amount of $165,000, and under a second promissory note issued April 24, 2019 in the principal amount of $55,000.

In the demand, the attorneys for Mr. Nicholson allege the total balance owed, including interest, is $332,702.84 and that interest is continuing to accrue on each promissory note.

In the demand, the attorneys for Mr. Nicholson also contend that TLSI is jointly and severally liable with Prime EFS for this balance.

If, as threatened, Mr. Nicholson files suit for non-payment under either or both promissory notes, it is anticipated that the defendants would mount a vigorous defense to the action. Among other things, Prime EFS’s position is that Mr. Nicholson knew or should have known that the promissory notes dated February 13, 2019, and April 24, 2019 were invalid and unenforceable, since they were signed by Rosemary Mazzola, as owner or managing member of Prime, and it was public information that, after June 18, 2018, Ms. Mazzola was no longer an owner or managing member of Prime EFS. TLSI’s position is also that any and all amounts that may be owed to Mr. Nicholson are owed by Prime EFS and not TLSI.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

Since Mr. Nicholson has not, to our knowledge, filed a lawsuit on his now 17-18 month old claim, against either Prime EFS or TLSI, we cannot evaluate the likelihood of an adverse outcome in such litigation or reasonably estimate the Company’s liability, if any, if such a lawsuit were filed.

Holdover Proceeding

On February 16, 2022, the landlord for the leased premises from which Cougar Express conducts its Valley Stream New York business, Airport Park LLC (“Airport”), filed an action to evict and for unpaid holdover rent against Cougar Express and TLSI. The case is No. LT-000550-22/NA, filed in Landlord Tenant Court in Nassau County District Court.

In the case, Airport seeks to evict the tenants forthwith and to collect $51,079.78 for each month of holdover occupancy starting January 1, 2022 through the month of any eviction, plus statutory interest, costs and attorneys’ fees. $51,079.78 is twice the monthly rent collected in the last year of the expired lease and is computed correctly under the holdover provision in the expired lease. TLSI does not believe it can be held liable in this case because, unlike its subsidiary Cougar Express, TLSI was not tenant in the subject premises nor has it ever conducted business there.

In March 2022, Cougar Express and Airport began discussions in hopes of settling this matter. To facilitate those discussions, on or about March 9, 2022, Cougar paid rent to Airport at a rate of $33,275 per month for January-March, 2022, inclusive, expects to pay rent for the month of April 2022 at the same rate ($33,275), and may need to pay rent at the same rate in future months. In consideration for this interim arrangement, Airport adjourned the hearing date on its petition to vacate from March 10, 2022 to April 7, 2022.

While Cougar Express intends, among various options, to continue to discuss with Airport a possible lease extension for the Valley Stream premises, there can be no assurance that those discussions will, in fact, result in a lease extension on terms Cougar Express finds acceptable. In the event Cougar Express does not sign a lease extension with Airport, it is likely that Airport will continue to press its lawsuit for holdover rent of $51,079.78 per month for each month of occupancy until Cougar Express exits the premises, plus statutory interest, costs and attorneys’ fees, while giving Cougar a credit for any and all rent paid in CY 2022.

Other than discussed above, as of December 31, 2021, and as of the date of this filing, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on results of our operations.

Consulting Agreement

Prior to January 4, 2022, the Company retained the services of a consultant, Ascentaur, LLC (“Ascentaur”), pursuant to a Consulting Agreement between the Company and Ascentaur dated February 21, 2020, as amended (the “Consulting Agreement”). Under the Consulting Agreement, prior to January 4, 2022, Sebastian Giordano, the CEO and principal of Ascentaur, provided management services to the Company in the role of chief executive under direction of the Board. Prior to the termination of this agreement, Ascentaur received a base consulting fee of $300,000 annually, payable in installments of $12,500 twice a month and during 2021, received eligible bonuses of $184,621 based on certain Company revenue, EBITDA, market capitalization or capital raise milestones. In addition, upon approval by the Board, Ascentaur received stock warrants to purchase up to 25,000,000 shares of common stock of the Company at an exercise price of $0.06 per share. In addition, during 2021, Mr. Giordano received reimbursement of $25,812 for health benefits. The Company terminated this Consulting Agreement effective January 4, 2022, when Mr. Giordano became Chair, President and CEO of the Company.

Leases

See Note 14.

On March 2, 2021, Shypdirect received a demand letter from Ryder Truck Rental, Inc. (“Ryder”) related to a breach of the Truck Lease and Service Agreement between Shypdirect and Ryder, dated October 9, 2018. Pursuant to the letter, Ryder terminated the Truck Lease and Service Agreement for failure to pay invoices due. Pursuant to the letter, Ryder elected to require Shypdirect to purchase all of the terminated Vehicle(s) in accordance with the agreement for $2,871,272. In connection with this breach, as of December 31, 2020, the Company wrote off security deposits of $164,565 and has a recorded contingent liability of $2,871,272 which is related to the default on truck leases for non-payment of monthly lease payments and the lessor’s demand for payment of the trucks for an aggregate contingency loss of $3,035,837. The Company intends to dispute this demand and has returned all of the trucks to Ryder as Shypdirect is no longer using the trucks and accordingly, the trucks are not included as assets in the accompanying consolidated balance sheet.

On December 31, 2020, contingency liability related to the Ryder termination amounted to $2,871,272 and is included in liabilities subject to assignment for benefit of creditors on the accompanying consolidated balance sheet. Effective with the filing of executed Deeds of Assignment for the Benefit of Creditors in September 2021, this liability of $2,871,272 was deconsolidated and removed from the Company’s consolidated balance sheet.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020